Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and Deposits in Banks	$ 100,680,063	$ 115,012,597
Cash	19,511,636	16,454,373
Central Bank of Argentina	55,158,158	77,241,315
Other Local and Foreign Entities	26,006,523	20,615,753
Other	3,746	701,156
Debt Securities at fair value through profit or loss	5,675,008	4,053,802
Derivative Financial Instruments	615,902	26,602
Repo transactions	1,087,916
Other financial assets	6,163,890	4,614,240
Loans and other financing	220,897,814	275,611,789
Non-financial Public Sector	6,450,647	2,731,262
Other Financial Entities	3,952,205	8,654,244
Non-financial Private Sector and Foreign Residents	210,494,962	264,226,283
Other debt securities	64,513,415	99,350,734
Financial assets delivered as guarantee	10,673,334	10,393,093
Equity Instruments at fair value through profit or loss	2,616,728	79,249
Investment in associates and joint arrangements	146,331	167,402
Property, plant and equipment	25,747,557	23,911,732
Intangible Assets	3,542,060	3,262,112
Deferred Income Tax Assets	43,423
Other Non Financial Assets	1,085,336	1,515,894
Non current assets held for sale	1,751,093	2,302,462
TOTAL ASSETS	445,239,870	540,301,708
LIABILITIES
Deposits	262,865,354	366,049,491
Non-financial Public Sector	17,560,282	29,707,339
Financial Sector	314,162	228,091
Non-financial Private Sector and Foreign Residents	244,990,910	336,114,061
Derivative Financial Instruments	768,732	2,106
Repo Transactions	1,002,511	253,003
Other financial liabilities	22,169,608	23,559,130
Financing received from the Central Bank of Argentina and other financial entities	2,245,804	4,611,839
Issued corporate bonds	5,525,039	9,810,217
Current Income Tax Liabilities	8,136,185	4,532,568
Subordinated Corporate Bonds	24,311,663	23,518,130
Provisions	1,473,517	1,625,404
Deferred Income Tax Liabilities	560,582	3,601,862
Other Non-financial Liabilities	10,124,489	9,045,017
TOTAL LIABILITIES	339,183,484	446,608,767
SHAREHOLDERS' EQUITY
Capital Stock	639,413	669,663
Additional paid-in capital	12,429,781	12,428,461
Adjustments to Shareholders' Equity	33,487,341	33,509,145
Earnings Reserved	85,695,155	64,605,999
Unappropriated Retained Earnings	(47,017,897)	(16,392,892)
Other Comprehensive Income / (Loss)	170,775	(46,832)
Net Income / (Loss) for the fiscal year	20,650,410	(1,082,089)
Net Shareholders' Equity attributable to controlling interest	106,054,978	93,691,455
Net Shareholders' Equity attributable to non-controlling interests	1,408	1,486
TOTAL SHAREHOLDERS' EQUITY	106,056,386	93,692,941
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 445,239,870	$ 540,301,708